INVENTORY	12 Months Ended
Mar. 31, 2025
Inventory Disclosure [Abstract]
INVENTORY

NOTE 3 – INVENTORY

	As of March 31, 2025 ($)	As of March 31, 2024 ($)
Raw Materials*	772,086	89,878
Work in Progress	-	-
Finished Goods	168,960	29,865
Total	941,046	119,743

*	During Fiscal 2024, the Company written-off $263 thousand of inventory on account of compliance with the revised Automotive Industry Standards (AIS)-156 and AIS-038 regulations issued by the Govt of India w.r.t EV batteries and also expiration of Prana 1.0 license. These charges were recorded in Cost of Revenue in the consolidated statements of operations.